Stock-Based Compensation (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2020	Sep. 14, 2020	Aug. 08, 2018	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,893,842
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			10 years		9 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 3.00
Fair market value of our common stock.			$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years		6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			40.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.80%
Share-based Payment Arrangement, Noncash Expense			$ 1,100,350		$ 326,217			$ 1,150,350
Pre-tax intrinsic value.				$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Employee Benefits and Share-based Compensation				$ 164,217	$ 164,217
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 2,463,217	$ 2,463,217
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				2,893,842	2,893,842
Option Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			10 years
Chief Technology Officer [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		600,000
Two Thousand Eighteen Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			10 years
Common Stock, Capital Shares Reserved for Future Issuance			2,000,000
Number of shares available for grant				6,158	6,158
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				3,993,842	3,993,842
Two Thousand Eighteen Plan [Member] | Mr. Bennett J. Yankowitz [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Two Thousand Eighteen Plan [Member] | Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,393,842
Two Thousand Eighteen Plan [Member] | Chief Technology Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		500,000
Two Thousand Eighteen Plan [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares available for grant	2,000,000
Two Thousand Eighteen Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of shares available for grant	4,000,000